Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards
(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.